Offerings	Mar. 26, 2025 USD ($) shares
Offering: 1
Offering:
Other Rule	true
Security Type	Equity
Amount Registered | shares	15,004,764
Proposed Maximum Offering Price per Unit	3.5
Maximum Aggregate Offering Price	$ 52,516,674
Fee Rate	0.01531%
Amount of Registration Fee	$ 8,040.31
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this registration statement (the “Registration Statement”) shall also cover any additional shares of the Registrant’s Class A common stock, par value $0.0001 per share (“Class A Common Stock”) that become issuable under the Registrant’s 2021 Incentive Award Plan (the “2021 Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration or conversion of the Registrant’s Class A Common Stock that increases the number of outstanding shares of Class A Common Stock.
The amount to be registered represents Class A Common Stock that became available for issuance under the 2021 Plan on February 1, 2025 pursuant to an annual automatic increase provision contained therein.

The proposed maximum offering amount is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act on the basis of the average of the high and the low prices of shares of Class A Common Stock as reported on the New York Stock Exchange (“NYSE”) on March 21, 2025 (such date being within five business days of the date that this Registration Statement was filed with the U.S. Securities and Exchange Commission (the “SEC”)).

Offering: 2
Offering:
Other Rule	true
Security Type	Equity
Amount Registered | shares	3,000,952
Proposed Maximum Offering Price per Unit	2.98
Maximum Aggregate Offering Price	$ 8,942,836.96
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,369.15
Offering Note	Pursuant to Rule 416(a) of the Securities Act, this Registration Statement covers any additional shares of Class A Common Stock that become issuable under the 2021 Employee Stock Purchase Plan (the “2021 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration or conversion of the Registrant’s Class A Common Stock that increases the number of outstanding shares of Class A Common Stock.

The amount to be registered represents Class A Common Stock that became available for issuance under the 2021 ESPP on February 1, 2025 pursuant to an annual automatic increase provision contained therein.

The proposed maximum offering amount is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act on the basis of the average of the high and the low prices of shares of Class A Common Stock as reported on NYSE on March 21, 2025 (such date being within five business days of the date that this Registration Statement was filed with the SEC), multiplied by 85%, which is the percentage of the trading price per share applicable to purchasers under the 2021 ESPP.